UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09987

Floating Rate Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 101.3%(1)
Principal Amount*	Borrower/Tranche Description	Value
Aerospace and Defense — 1.8%
AWAS Capital, Inc.
8,605,126	Term Loan, 4.38%, Maturing March 22, 2013	$7,411,165
CACI International, Inc.
5,048,067	Term Loan, 4.33%, Maturing May 3, 2011	4,972,346
DAE Aviation Holdings, Inc.
574,468	Term Loan, 6.52%, Maturing July 31, 2014	565,313
570,609	Term Loan, 6.65%, Maturing July 31, 2014	561,516
Evergreen International Aviation
6,580,112	Term Loan, 7.75%, Maturing October 31, 2011	5,856,300
Hawker Beechcraft Acquisition
849,135	Term Loan, 4.70%, Maturing March 26, 2014	811,720
12,581,206	Term Loan, 4.70%, Maturing March 26, 2014	12,026,853
Hexcel Corp.
6,128,722	Term Loan, 4.54%, Maturing March 1, 2012	5,944,860
IAP Worldwide Services, Inc.
3,576,908	Term Loan, 9.00%, Maturing December 30, 2012	2,986,718
Jet Aviation Holding, AG
2,875,077	Term Loan, 3.63%, Maturing May 15, 2013	2,386,314
PGS Solutions, Inc.
1,919,717	Term Loan, 5.34%, Maturing February 14, 2013	1,751,741
Spirit AeroSystems, Inc.
3,806,405	Term Loan, 4.57%, Maturing December 31, 2011	3,761,204
TransDigm, Inc.
9,650,000	Term Loan, 4.66%, Maturing June 23, 2013	9,227,812
Vought Aircraft Industries, Inc.
10,000,000	Revolving Loan, 0.00%, Maturing December 22, 2009(2)	8,950,000
4,000,000	Term Loan, 4.95%, Maturing December 17, 2011	3,738,332
4,929,680	Term Loan, 5.12%, Maturing December 17, 2011	4,656,492
		$75,608,686
Air Transport — 0.5%
Delta Air Lines, Inc.
8,514,000	Term Loan, 4.78%, Maturing April 30, 2012	$7,408,951
Northwest Airlines, Inc.
15,820,000	DIP Loan, 4.72%, Maturing August 21, 2008	13,787,130
		$21,196,081
Automotive — 3.7%
Accuride Corp.
8,954,274	Term Loan, 6.24%, Maturing January 31, 2012	$8,685,646
Adesa, Inc.
24,293,838	Term Loan, 4.95%, Maturing October 18, 2013	23,094,330

Principal Amount*		Borrower/Tranche Description	Value
Automotive (continued)
Affina Group, Inc.
	1,481,198	Term Loan, 5.90%, Maturing November 30, 2011	$1,318,266
Allison Transmission, Inc.
	8,955,000	Term Loan, 5.57%, Maturing September 30, 2014	8,416,903
CSA Acquisition Corp.
	2,405,405	Term Loan, 5.25%, Maturing December 23, 2011	2,321,216
	4,726,068	Term Loan, 5.25%, Maturing December 23, 2011	4,560,655
	3,665,625	Term Loan, 5.25%, Maturing December 23, 2012	3,537,328
Dayco Products, LLC
	8,275,104	Term Loan, 7.35%, Maturing June 21, 2011	6,547,676
Financiere Truck (Investissement)
EUR	1,110,579	Term Loan, 6.97%, Maturing February 15, 2012	1,547,509
Ford Motor Co.
	10,000,000	Revolving Loan, 0.00%, Maturing December 15, 2013(2)	8,312,500
	7,070,264	Term Loan, 5.80%, Maturing December 15, 2013	6,514,584
Fraikin, Ltd.
GBP	1,612,016	Term Loan, 0.00%, Maturing February 15, 2012(2)	2,857,447
GBP	1,392,962	Term Loan, 8.13%, Maturing February 15, 2012(2)	2,469,154
General Motors Corp.
	13,469,363	Term Loan, 5.06%, Maturing November 29, 2013	12,688,558
Goodyear Tire & Rubber Co.
	15,275,000	Term Loan, 4.54%, Maturing April 30, 2010	14,511,250
HLI Operating Co., Inc.
EUR	425,455	Term Loan, 4.26%, Maturing May 30, 2014	576,279
EUR	7,356,109	Term Loan, 7.39%, Maturing May 30, 2014	9,963,872
Keystone Automotive Operations, Inc.
	6,946,805	Term Loan, 6.30%, Maturing January 12, 2012	5,592,178
Locafroid Services S.A.S.
EUR	1,666,405	Term Loan, 6.97%, Maturing February 15, 2012(2)	2,322,011
Speedy 1, Ltd.
EUR	6,457,254	Term Loan, 6.64%, Maturing August 31, 2013	7,484,681
Tenneco Automotive, Inc.
	5,050,000	Term Loan, 4.20%, Maturing March 17, 2014	4,595,500
TriMas Corp.
	893,750	Term Loan, 5.39%, Maturing August 2, 2011	826,719
	8,083,157	Term Loan, 5.16%, Maturing August 2, 2013	7,476,920
TRW Automotive, Inc.
	6,704,250	Term Loan, 4.47%, Maturing February 2, 2014	6,508,707
United Components, Inc.
	7,501,299	Term Loan, 5.05%, Maturing June 30, 2010	7,266,883
			$159,996,772
Beverage and Tobacco — 0.4%
Constellation Brands, Inc.
	2,620,000	Term Loan, 4.91%, Maturing June 5, 2013	$2,561,519

See notes to financial statements

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Beverage and Tobacco (continued)
Culligan International Co.
	17,320,025	Term Loan, 5.03%, Maturing November 24, 2014	$12,860,119
Van Houtte, Inc.
	864,622	Term Loan, 5.20%, Maturing July 11, 2014	818,149
	117,903	Term Loan, 5.20%, Maturing July 11, 2014	111,566
			$16,351,353
Brokers, Dealers and Investment Houses — 0.2%
AmeriTrade Holding Corp.
	10,350,931	Term Loan, 4.37%, Maturing December 31, 2012	$10,130,053
			$10,130,053
Building and Development — 6.2%
401 North Wabash Venture, LLC
	8,031,110	Term Loan, 4.18%, Maturing May 7, 2008(2)	$7,850,410
AIMCO Properties, L.P.
	10,718,750	Term Loan, 4.36%, Maturing March 23, 2011	9,888,047
Banning Lewis Ranch Co., LLC
	13,000,000	Term Loan, 4.43%, Maturing December 3, 2012(2)	12,090,000
Beacon Sales Acquisition, Inc.
	4,496,425	Term Loan, 4.74%, Maturing September 30, 2013	3,698,310
Brickman Group Holdings, Inc.
	4,952,481	Term Loan, 4.70%, Maturing January 23, 2014	4,642,951
Building Materials Corp. of America
	11,702,614	Term Loan, 5.69%, Maturing February 22, 2014	9,849,704
Capital Automotive (REIT)
	4,788,753	Term Loan, 4.46%, Maturing December 16, 2010	4,644,344
Contech Construction Products
	1,888,678	Term Loan, 4.79%, Maturing January 13, 2013	1,640,789
Epco/Fantome, LLC
	9,890,000	Term Loan, 5.49%, Maturing November 23, 2010	8,594,904
Financiere Daunou S.A.
	1,664,521	Term Loan, 4.99%, Maturing May 31, 2015	1,230,081
EUR	1,067,260	Term Loan, 6.86%, Maturing May 31, 2015	1,239,822
EUR	2,613,290	Term Loan, 6.86%, Maturing May 31, 2015	3,035,826
	2,452,266	Term Loan, 5.24%, Maturing February 28, 2016	1,814,677
EUR	1,246,799	Term Loan, 7.11%, Maturing February 28, 2016	1,449,136
EUR	2,423,776	Term Loan, 7.11%, Maturing February 28, 2016	2,817,119
Forestar USA Real Estate Group, Inc.
	10,625,000	Term Loan, 0.00%, Maturing December 1, 2010(2)	9,987,500
	5,625,000	Term Loan, 6.72%, Maturing December 1, 2010	5,400,000
General Growth Properties, Inc.
	3,782,895	Term Loan, 4.00%, Maturing February 24, 2011	3,434,555

Principal Amount*	Borrower/Tranche Description	Value
Building and Development (continued)
Hearthstone Housing Partners II, LLC
19,560,000	Revolving Loan, 4.42%, Maturing December 1, 2009(2)	$17,582,484
Hovstone Holdings, LLC
4,260,000	Term Loan, 7.27%, Maturing February 28, 2009(3)	3,574,992
LNR Property Corp.
9,154,000	Term Loan, 6.36%, Maturing July 3, 2011	7,663,619
Mueller Water Products, Inc.
8,901,274	Term Loan, 4.62%, Maturing May 24, 2014	8,311,564
NCI Building Systems, Inc.
5,975,136	Term Loan, 4.33%, Maturing June 18, 2010	5,751,069
Nortek, Inc.
17,793,840	Term Loan, 5.30%, Maturing August 27, 2011	16,103,425
November 2005 Land Investors
611,440	Term Loan, 6.86%, Maturing May 9, 2011	458,580
Panolam Industries Holdings, Inc.
2,925,967	Term Loan, 5.44%, Maturing September 30, 2012	2,428,553
PLY GEM Industries, Inc.
13,402,942	Term Loan, 5.45%, Maturing August 15, 2011	11,550,468
409,844	Term Loan, 5.45%, Maturing August 15, 2011	353,198
Realogy Corp.
3,747,766	Term Loan, 6.14%, Maturing September 1, 2014	3,216,636
12,114,157	Term Loan, 5.72%, Maturing September 1, 2014	10,397,351
Shea Capital I, LLC
806,937	Term Loan, 4.87%, Maturing October 27, 2011	641,515
South Edge, LLC
8,794,643	Term Loan, 7.25%, Maturing October 31, 2009	5,540,625
Standard Pacific Corp.
4,680,000	Term Loan, 4.82%, Maturing May 5, 2013	3,681,602
Stile Acquisition Corp.
5,406,859	Term Loan, 4.89%, Maturing April 6, 2013	4,899,593
Stile U.S. Acquisition Corp.
5,412,765	Term Loan, 4.89%, Maturing April 6, 2013	4,904,945
Tousa/Kolter, LLC
7,908,533	Term Loan, 6.00%, Maturing March 31, 2031	4,433,524
TRU 2005 RE Holding Co.
19,825,000	Term Loan, 5.71%, Maturing December 9, 2008	18,338,125
United Subcontractors, Inc.
5,925,000	Term Loan, 12.21%, Maturing June 27, 2013(3)	2,962,500
WCI Communities, Inc.
19,775,670	Term Loan, 7.98%, Maturing December 23, 2010	17,320,184
Wintergames Acquisition ULC
20,888,624	Term Loan, 6.14%, Maturing April 24, 2009	19,896,414
		$263,319,141

See notes to financial statements

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Business Equipment and Services — 6.9%
	ACCO Brands Corp.
	5,207,841	Term Loan, 4.53%, Maturing August 17, 2012	$4,986,509
	Activant Solutions, Inc.
	5,375,933	Term Loan, 4.76%, Maturing May 1, 2013	4,717,381
	Acxiom Corp.
	10,044,515	Term Loan, 5.80%, Maturing September 15, 2012	9,805,958
	Affiliated Computer Services
	12,860,027	Term Loan, 4.79%, Maturing March 20, 2013	12,429,011
	5,962,750	Term Loan, 4.89%, Maturing March 20, 2013	5,762,902
	Affinion Group, Inc.
	7,104,397	Term Loan, 5.56%, Maturing October 17, 2012	6,713,655
	Allied Security Holdings, LLC
	5,742,766	Term Loan, 5.87%, Maturing June 30, 2010	5,369,486
	Cellnet Group, Inc.
	1,994,413	Term Loan, 5.25%, Maturing July 22, 2011	1,789,986
	DynCorp International, LLC
	7,082,317	Term Loan, 4.63%, Maturing February 11, 2011	6,807,877
	Education Management, LLC
	12,483,305	Term Loan, 4.50%, Maturing June 1, 2013	11,164,756
	Info USA, Inc.
	1,975,000	Term Loan, 4.70%, Maturing February 14, 2012	1,896,000
	4,350,431	Term Loan, 4.70%, Maturing February 14, 2012	4,176,414
	Information Resources, Inc.
	5,657,069	Term Loan, 4.84%, Maturing May 7, 2014	4,794,366
	Intergraph Corp.
	3,349,524	Term Loan, 5.08%, Maturing May 29, 2014	3,168,090
	iPayment, Inc.
	10,804,359	Term Loan, 4.70%, Maturing May 10, 2013	8,967,618
	ista International GmbH
EUR	9,635,715	Term Loan, 6.77%, Maturing May 14, 2015	12,670,303
EUR	1,914,285	Term Loan, 6.77%, Maturing May 14, 2015	2,517,153
	Kronos, Inc.
	8,841,111	Term Loan, 4.95%, Maturing June 11, 2014	8,056,462
	Language Line, Inc.
	6,968,657	Term Loan, 5.95%, Maturing June 11, 2011	6,463,429
	N.E.W. Holdings I, LLC
	9,531,466	Term Loan, 5.43%, Maturing May 22, 2014	8,185,147
	Protection One, Inc.
	9,270,464	Term Loan, 5.23%, Maturing March 31, 2012	8,018,951
	Quintiles Transnational Corp.
	11,190,363	Term Loan, 4.70%, Maturing March 31, 2013	10,574,893
	Sabre, Inc.
	30,769,734	Term Loan, 4.88%, Maturing September 30, 2014	26,117,750
	Safenet, Inc.
	3,970,000	Term Loan, 5.46%, Maturing April 12, 2014	3,314,950

	Principal Amount*	Borrower/Tranche Description	Value
	Business Equipment and Services (continued)
	Serena Software, Inc.
	2,592,464	Term Loan, 4.68%, Maturing March 10, 2013	$2,346,180
	Sitel (Client Logic)
	5,201,404	Term Loan, 5.14%, Maturing January 29, 2014	3,771,018
EUR	946,407	Term Loan, 7.23%, Maturing January 29, 2014	1,068,259
	Solera Holdings, LLC
EUR	3,123,959	Term Loan, 6.63%, Maturing May 15, 2014	4,450,278
	Solera Nederland Holdings
	3,813,013	Term Loan, 4.88%, Maturing May 15, 2014	3,527,037
	SunGard Data Systems, Inc.
	40,659,866	Term Loan, 4.88%, Maturing February 11, 2013	38,613,008
	TDS Investor Corp.
	2,582,721	Term Loan, 4.95%, Maturing August 23, 2013	2,387,080
	10,917,500	Term Loan, 5.11%, Maturing August 23, 2013	10,033,182
	12,871,734	Term Loan, 5.11%, Maturing August 23, 2013	11,896,701
EUR	2,105,820	Term Loan, 6.98%, Maturing August 23, 2013	2,926,106
	Transaction Network Services, Inc.
	5,340,138	Term Loan, 4.72%, Maturing May 4, 2012	4,939,627
	Valassis Communications, Inc.
	5,170,335	Term Loan, 4.45%, Maturing March 2, 2014	4,823,494
	1,302,069	Term Loan, 6.00%, Maturing March 2, 2014	1,214,722
	VWR International, Inc.
	7,850,000	Term Loan, 5.20%, Maturing June 28, 2013	7,339,750
	West Corp.
	17,924,169	Term Loan, 5.28%, Maturing October 24, 2013	16,429,240
			$294,234,729
	Cable and Satellite Television — 7.2%
	Atlantic Broadband Finance, LLC
	10,923,323	Term Loan, 4.95%, Maturing February 10, 2011	$10,196,922
	Bresnan Broadband Holdings, LLC
	15,551,500	Term Loan, 4.98%, Maturing March 29, 2014	14,256,838
	1,500,000	Term Loan, 5.02%, Maturing March 29, 2014	1,375,125
	Cequel Communications, LLC
	32,179,689	Term Loan, 4.76%, Maturing November 5, 2013	29,420,280
	Charter Communications Operating, Inc.
	44,358,153	Term Loan, 4.90%, Maturing April 28, 2013	39,293,915
	CSC Holdings, Inc.
	19,006,756	Term Loan, 4.48%, Maturing March 29, 2013	18,353,399
	Insight Midwest Holdings, LLC
	28,316,250	Term Loan, 4.69%, Maturing April 6, 2014	26,996,515
	Kabel BW GmbH & Co. KG
EUR	1,627,431	Term Loan, 6.98%, Maturing June 9, 2012	2,261,369
	MCC Iowa, LLC
	1,338,250	Term Loan, 4.26%, Maturing March 31, 2010	1,206,098

See notes to financial statements

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
Mediacom Broadband Group
	7,900,000	Term Loan, 4.52%, Maturing January 31, 2015	$7,208,750
	10,304,218	Term Loan, 4.52%, Maturing January 31, 2015	9,402,599
Mediacom Illinois, LLC
	1,950,000	Term Loan, 4.27%, Maturing September 30, 2012	1,729,406
	15,396,809	Term Loan, 4.52%, Maturing January 31, 2015	13,924,489
NTL Investment Holdings, Ltd.
	7,993,878	Term Loan, 4.94%, Maturing March 30, 2012	7,361,027
GBP	3,637,947	Term Loan, 7.66%, Maturing March 30, 2012	6,721,492
GBP	2,224,230	Term Loan, 7.66%, Maturing March 30, 2012	4,109,500
GBP	2,139,186	Term Loan, 7.68%, Maturing March 30, 2012	3,952,371
GBP	1,990,985	Term Loan, 7.68%, Maturing March 30, 2012	3,678,554
GBP	3,500,000	Term Loan, 8.27%, Maturing March 30, 2013	6,252,596
ProSiebenSat.1 Media AG
EUR	2,998,397	Term Loan, 6.77%, Maturing March 2, 2015	3,357,218
EUR	600,197	Term Loan, 6.25%, Maturing June 26, 2015	765,856
EUR	12,586,345	Term Loan, 6.25%, Maturing June 26, 2015	16,060,286
EUR	2,998,397	Term Loan, 7.02%, Maturing March 2, 2016	3,357,218
UPC Broadband Holding B.V.
EUR	6,617,448	Term Loan, 6.36%, Maturing October 16, 2011	9,385,476
EUR	16,675,000	Term Loan, 6.36%, Maturing October 16, 2011	23,660,487
	12,925,000	Term Loan, 4.46%, Maturing December 31, 2014	12,185,858
YPSO Holding SA
EUR	12,899,564	Term Loan, 6.89%, Maturing July 28, 2014	16,557,582
EUR	4,978,165	Term Loan, 6.89%, Maturing July 28, 2014	6,389,858
EUR	8,122,271	Term Loan, 6.89%, Maturing July 28, 2014	10,425,559
			$309,846,643
Chemicals and Plastics — 6.3%
Arizona Chemical, Inc.
EUR	3,015,572	Term Loan, 6.64%, Maturing February 28, 2013	$3,697,268
Brenntag Holding GmbH and Co. KG
	1,963,636	Term Loan, 5.79%, Maturing December 23, 2013	1,818,818
	8,036,364	Term Loan, 5.79%, Maturing December 23, 2013	7,443,682
EUR	3,511,248	Term Loan, 6.52%, Maturing December 23, 2013	5,081,263
EUR	845,455	Term Loan, 6.79%, Maturing December 23, 2013	1,223,490
EUR	654,545	Term Loan, 6.79%, Maturing December 23, 2013	947,218
EUR	525,062	Term Loan, 6.77%, Maturing December 23, 2014	759,838
EUR	963,689	Term Loan, 6.77%, Maturing December 23, 2014	1,394,592
EUR	770,053	Term Loan, 8.74%, Maturing June 23, 2015	1,003,077
EUR	229,947	Term Loan, 8.74%, Maturing June 23, 2015	299,530
Celanese Holdings, LLC
EUR	992,500	Term Loan, 6.23%, Maturing April 6, 2011	1,471,825
	7,000,000	Term Loan, 2.70%, Maturing April 2, 2014	6,776,875
	16,566,693	Term Loan, 4.19%, Maturing April 2, 2014	16,038,630

Principal Amount*		Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Cognis GmbH
EUR	6,426,230	Term Loan, 6.61%, Maturing September 15, 2013	$9,025,337
EUR	1,573,770	Term Loan, 6.61%, Maturing September 15, 2013	2,210,287
Columbian Chemicals Acquisition
	4,138,137	Term Loan, 5.20%, Maturing March 16, 2013	3,724,323
Ferro Corp.
	13,733,732	Term Loan, 4.70%, Maturing June 6, 2012	12,703,702
First Chemical Holding
EUR	1,330,000	Term Loan, 6.59%, Maturing December 18, 2014(2)	1,821,332
EUR	1,330,000	Term Loan, 7.08%, Maturing December 18, 2015(2)	1,829,961
Foamex L.P.
	3,673,125	Term Loan, 5.97%, Maturing February 12, 2013	3,039,511
Georgia Gulf Corp.
	5,825,764	Term Loan, 5.25%, Maturing October 3, 2013	5,512,629
Hexion Specialty Chemicals, Inc.
EUR	1,121,976	Term Loan, 6.98%, Maturing May 5, 2012	1,580,858
	15,393,428	Term Loan, 4.94%, Maturing May 5, 2013	14,551,608
	3,343,390	Term Loan, 5.00%, Maturing May 5, 2013	3,160,550
	2,519,811	Term Loan, 5.38%, Maturing May 5, 2013	2,382,010
	9,800,000	Term Loan, 5.40%, Maturing May 5, 2013	9,264,067
Huish Detergents, Inc.
	3,965,025	Term Loan, 4.70%, Maturing April 26, 2014	3,419,834
Huntsman International, LLC
	7,864,329	Term Loan, 4.64%, Maturing August 16, 2012	7,632,088
INEOS Group
EUR	69,301	Term Loan, 7.21%, Maturing December 14, 2011	95,118
EUR	70,369	Term Loan, 7.71%, Maturing December 14, 2011	96,693
	5,414,941	Term Loan, 4.64%, Maturing December 14, 2012	4,950,160
	7,879,348	Term Loan, 4.88%, Maturing December 14, 2013	7,369,657
	7,879,348	Term Loan, 5.38%, Maturing December 14, 2014	7,369,657
Innophos, Inc.
	6,117,462	Term Loan, 4.70%, Maturing August 10, 2010	5,796,295
Invista B.V.
	1,724,678	Term Loan, 4.20%, Maturing April 30, 2010	1,664,314
	8,909,179	Term Loan, 4.20%, Maturing April 29, 2011	8,567,663
	5,569,229	Term Loan, 4.20%, Maturing April 29, 2011	5,355,743
ISP Chemco, Inc.
	9,661,701	Term Loan, 4.69%, Maturing June 4, 2014	9,157,486
Kleopatra
	8,876,250	Term Loan, 5.21%, Maturing January 3, 2016	6,401,995
EUR	5,100,000	Term Loan, 7.24%, Maturing January 3, 2016	5,721,899
Kranton Polymers, LLC
	9,146,600	Term Loan, 4.75%, Maturing May 12, 2013	7,648,844
Lucite International Group Holdings
	4,801,500	Term Loan, 5.15%, Maturing July 7, 2013	4,306,345
	1,700,130	Term Loan, 5.15%, Maturing July 7, 2013	1,524,804

See notes to financial statements

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Chemicals and Plastics (continued)
	MacDermid, Inc.
	3,432,171	Term Loan, 4.70%, Maturing April 12, 2014	$3,123,275
	Millenium Inorganic Chemicals
	8,428,875	Term Loan, 4.95%, Maturing April 30, 2014	7,338,389
	Momentive Performance Material
	4,950,000	Term Loan, 4.60%, Maturing December 4, 2013	4,626,483
	1,655,736	Term Loan, 5.13%, Maturing December 4, 2013	1,547,522
	Nalco Co.
	5,905,907	Term Loan, 5.01%, Maturing November 4, 2010	5,830,241
	Propex Fabrics, Inc.
	5,625,007	Term Loan, 9.24%, Maturing July 31, 2012	3,656,254
	Rockwood Specialties Group, Inc.
EUR	2,241,799	Term Loan, 6.60%, Maturing July 30, 2011	3,176,133
	22,132,487	Term Loan, 4.40%, Maturing December 10, 2012	21,115,012
	Solo Cup Co.
	2,552,240	Term Loan, 6.30%, Maturing February 27, 2011	2,470,203
	TPG Spring UK, Ltd.
EUR	2,271,011	Term Loan, 7.47%, Maturing June 27, 2013	3,118,078
EUR	2,271,011	Term Loan, 10.72%, Maturing June 27, 2013	3,122,498
	Wellman, Inc.
	5,250,000	Term Loan, 6.74%, Maturing February 10, 2009	3,727,500
			$268,692,464
	Clothing / Textiles — 0.5%
	Hanesbrands, Inc.
	7,640,190	Term Loan, 4.61%, Maturing September 5, 2013	$7,516,037
	5,000,000	Term Loan, 6.66%, Maturing March 5, 2014	4,968,750
	St. John Knits International, Inc.
	2,518,697	Term Loan, 5.90%, Maturing March 23, 2012	2,317,202
	The William Carter Co.
	2,336,526	Term Loan, 4.39%, Maturing July 14, 2012	2,231,383
	Warnaco, Inc.
	3,220,340	Term Loan, 4.46%, Maturing January 31, 2013	3,027,120
			$20,060,492
	Conglomerates — 2.4%
	American Greetings Corp.
	5,497,738	Term Loan, 0.00%, Maturing April 4, 2013(2)	$5,387,783
	Amsted Industries, Inc.
	9,647,652	Term Loan, 4.75%, Maturing October 15, 2010	9,502,937
	6,397,370	Term Loan, 4.92%, Maturing April 5, 2013	6,301,410
	Blount, Inc.
	2,153,071	Term Loan, 4.46%, Maturing August 9, 2010	2,040,035

Principal Amount*		Borrower/Tranche Description	Value
Conglomerates (continued)
Doncasters (Dunde HoldCo 4 Ltd.)
	3,931,314	Term Loan, 5.22%, Maturing July 13, 2015	$3,430,072
	3,931,314	Term Loan, 5.72%, Maturing July 13, 2015	3,430,072
EUR	849,214	Term Loan, 6.86%, Maturing July 13, 2015	1,153,568
EUR	849,214	Term Loan, 7.36%, Maturing July 13, 2015	1,153,568
GBP	737,276	Term Loan, 8.04%, Maturing July 13, 2015	1,256,999
GBP	737,276	Term Loan, 8.54%, Maturing July 13, 2015	1,256,999
Jarden Corp.
	13,104,523	Term Loan, 4.45%, Maturing January 24, 2012	12,493,892
	4,563,288	Term Loan, 4.45%, Maturing January 24, 2012	4,350,653
Johnson Diversey, Inc.
	2,023,461	Term Loan, 5.11%, Maturing December 16, 2010	1,924,817
	8,162,435	Term Loan, 5.11%, Maturing December 16, 2011	7,764,516
Polymer Group, Inc.
	1,000,000	Revolving Loan, 0.00%, Maturing November 22, 2010(2)	898,300
	18,966,350	Term Loan, 4.92%, Maturing November 22, 2012	16,880,051
RBS Global, Inc.
	2,271,250	Term Loan, 4.98%, Maturing July 19, 2013	2,129,297
	6,185,246	Term Loan, 5.31%, Maturing July 19, 2013	5,798,668
RGIS Holdings, LLC
	762,924	Term Loan, 5.20%, Maturing April 30, 2014	661,360
	15,258,488	Term Loan, 5.30%, Maturing April 30, 2014	13,227,202
US Investigations Services, Inc.
	1,979,950	Term Loan, 5.60%, Maturing February 21, 2015	1,796,805
			$102,839,004
Containers and Glass Products — 3.1%
Berry Plastics Corp.
	19,688,470	Term Loan, 5.10%, Maturing April 3, 2015	$17,922,670
Consolidated Container Co.
	5,910,050	Term Loan, 5.15%, Maturing March 28, 2014	4,632,002
Crown Americas, Inc.
	4,751,000	Term Loan, 4.82%, Maturing November 15, 2012	4,572,837
	1,421,000	Term Loan, 4.82%, Maturing November 15, 2012	1,367,712
EUR	4,410,000	Term Loan, 6.09%, Maturing November 15, 2012	6,659,951
Graham Packaging Holdings Co.
	22,475,033	Term Loan, 5.04%, Maturing October 7, 2011	21,352,832
Graphic Packaging International, Inc.
	30,849,696	Term Loan, 4.80%, Maturing May 16, 2014	29,440,050
	3,500,000	Term Loan, 5.48%, Maturing May 16, 2014	3,384,790
JSG Acquisitions
EUR	1,250,000	Term Loan, 6.53%, Maturing December 31, 2014	1,843,412
EUR	1,250,000	Term Loan, 6.66%, Maturing December 31, 2014	1,843,412
OI European Group B.V.
EUR	12,064,500	Term Loan, 5.86%, Maturing June 14, 2013	16,889,252

See notes to financial statements

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Containers and Glass Products (continued)
	Owens-Brockway Glass Container
	4,096,569	Term Loan, 4.22%, Maturing June 14, 2013	$3,936,802
	Pregis Corp.
	2,632,500	Term Loan, 4.95%, Maturing October 12, 2011	2,448,225
	Smurfit-Stone Container Corp.
	2,817,651	Term Loan, 4.60%, Maturing November 1, 2011	2,747,914
	3,792,745	Term Loan, 4.71%, Maturing November 1, 2011	3,698,875
	3,523,439	Term Loan, 5.01%, Maturing November 1, 2011	3,436,234
	8,423,927	Term Loan, 5.03%, Maturing November 1, 2011	8,215,435
			$134,392,405
	Cosmetics / Toiletries — 0.3%
	American Safety Razor Co.
	3,408,214	Term Loan, 5.37%, Maturing July 31, 2013	$3,280,406
	Prestige Brands, Inc.
	9,420,233	Term Loan, 6.90%, Maturing April 7, 2011	9,114,075
			$12,394,481
	Drugs — 0.9%
	Graceway Pharmaceuticals, LLC
	10,772,291	Term Loan, 5.56%, Maturing May 3, 2012	$9,045,363
	Pharmaceutical Holdings Corp.
	3,080,126	Term Loan, 6.14%, Maturing January 30, 2012	2,926,120
	Stiefel Laboratories, Inc.
	2,964,239	Term Loan, 4.97%, Maturing December 28, 2013	2,860,491
	6,477,361	Term Loan, 4.97%, Maturing December 28, 2013	6,250,654
	Warner Chilcott Corp.
	2,402,227	Term Loan, 4.73%, Maturing January 18, 2012	2,313,145
	17,077,017	Term Loan, 4.84%, Maturing January 18, 2012	16,443,750
			$39,839,523
	Ecological Services and Equipment — 0.4%
	Allied Waste Industries, Inc.
	944,025	Term Loan, 3.15%, Maturing January 15, 2012	$913,559
	1,033,458	Term Loan, 4.38%, Maturing January 15, 2012	1,000,105
	Big Dumpster Merger Sub, Inc.
	685,378	Term Loan, 4.95%, Maturing February 5, 2013	579,144
	Blue Waste B.V. (AVR Acquisition)
EUR	2,000,000	Term Loan, 6.87%, Maturing April 1, 2015	2,854,965
	Casella Waste Systems, Inc.
	2,974,286	Term Loan, 4.75%, Maturing April 28, 2010	2,877,621
	Environmental Systems Products Holdings, Inc.
	466,049	Term Loan, 9.69%, Maturing December 12, 2010(3)	466,049

	Principal Amount*	Borrower/Tranche Description	Value
	Ecological Services and Equipment (continued)
	IESI Corp.
	2,267,647	Term Loan, 6.14%, Maturing January 20, 2012	$2,159,934
	Sensus Metering Systems, Inc.
	3,000,000	Revolving Loan, 7.82%, Maturing December 17, 2009(2)	2,595,000
	5,446,837	Term Loan, 5.46%, Maturing December 17, 2010	4,902,153
	440,702	Term Loan, 6.88%, Maturing December 17, 2010	396,632
	Wastequip, Inc.
	288,580	Term Loan, 4.95%, Maturing February 5, 2013	243,850
			$18,989,012
	Electronics / Electrical — 3.0%
	Aspect Software, Inc.
	4,807,799	Term Loan, 5.63%, Maturing July 11, 2011	$4,507,312
	EnerSys Capital, Inc.
	9,154,909	Term Loan, 4.72%, Maturing March 17, 2011	8,594,171
	Fairchild Semiconductor Corp.
	9,312,805	Term Loan, 4.20%, Maturing June 26, 2013	8,823,883
	FCI International S.A.S.
	764,245	Term Loan, 6.85%, Maturing November 1, 2013	699,284
	735,755	Term Loan, 6.85%, Maturing November 1, 2013	673,216
	735,755	Term Loan, 6.85%, Maturing November 1, 2013	667,698
	764,245	Term Loan, 6.85%, Maturing November 1, 2013	693,552
	1,000,000	Term Loan, 6.85%, Maturing November 1, 2013	907,500
	Freescale Semiconductor, Inc.
	37,593,519	Term Loan, 4.46%, Maturing December 1, 2013	32,663,655
	Infor Enterprise Solutions Holdings
	19,622,163	Term Loan, 6.45%, Maturing July 28, 2012	16,310,923
	7,283,820	Term Loan, 6.45%, Maturing July 28, 2012	6,054,675
EUR	2,962,500	Term Loan, 7.73%, Maturing July 28, 2012	3,724,445
	Invensys International Holding
	2,166,667	Term Loan, 5.13%, Maturing December 15, 2010	2,090,833
EUR	1,001,757	Term Loan, 6.48%, Maturing December 15, 2010	1,505,049
	2,333,333	Term Loan, 5.04%, Maturing January 15, 2011	2,245,833
	Network Solutions, LLC
	6,068,070	Term Loan, 5.24%, Maturing March 7, 2014	5,066,838
	Open Solutions, Inc.
	10,288,224	Term Loan, 5.15%, Maturing January 23, 2014	8,558,516
	Sensata Technologies Finance Co.
	10,780,498	Term Loan, 4.66%, Maturing April 27, 2013	9,846,185
	SS&C Technologies, Inc.
	3,518,471	Term Loan, 4.83%, Maturing November 23, 2012	3,272,178
	Vertafore, Inc.
	9,954,752	Term Loan, 5.59%, Maturing January 31, 2012	9,208,146
			$126,113,892

See notes to financial statements

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Equipment Leasing — 0.5%
	Maxim Crane Works, L.P.
	8,436,250	Term Loan, 4.71%, Maturing June 29, 2014	$7,508,263
	The Hertz Corp.
	1,655,560	Term Loan, 4.35%, Maturing December 21, 2012	1,590,278
	3,195,454	Term Loan, 4.22%, Maturing December 21, 2012	3,069,451
	United Rentals, Inc.
	2,462,196	Term Loan, 4.95%, Maturing February 14, 2011	2,402,692
	5,748,938	Term Loan, 5.10%, Maturing February 14, 2011	5,610,004
			$20,180,688
	Farming / Agriculture — 0.3%
	BF Bolthouse HoldCo, LLC
	4,309,977	Term Loan, 5.00%, Maturing December 16, 2012	$4,097,172
	Central Garden & Pet Co.
	10,804,365	Term Loan, 4.31%, Maturing February 28, 2014	9,498,841
			$13,596,013
	Financial Intermediaries — 1.3%
	Asset Acceptence Capital Corp.
	1,486,263	Term Loan, 5.56%, Maturing June 5, 2013	$1,374,793
	Citco III, Ltd.
	10,875,000	Term Loan, 6.72%, Maturing June 30, 2014	9,760,313
	E.A. Viner International Co.
	757,350	Term Loan, 5.70%, Maturing July 31, 2013	719,483
	Grosvenor Capital Management
	4,237,245	Term Loan, 4.86%, Maturing December 5, 2013	4,067,755
	INVESTools, Inc.
	2,304,000	Term Loan, 5.95%, Maturing August 13, 2012	2,096,640
	Jupiter Asset Management Group
GBP	3,764,439	Term Loan, 7.84%, Maturing June 30, 2015	6,421,186
	LPL Holdings, Inc.
	22,419,972	Term Loan, 4.70%, Maturing December 18, 2014	20,906,624
	Oxford Acquisition III, Ltd.
	11,274,638	Term Loan, 4.67%, Maturing May 24, 2014	9,484,789
	RJO Holdings Corp. (RJ O'Brien)
	4,203,875	Term Loan, 5.90%, Maturing July 31, 2014	2,837,616
			$57,669,199
	Food Products — 3.0%
	Acosta, Inc.
	15,690,114	Term Loan, 5.12%, Maturing July 28, 2013	$14,964,447
	Advantage Sales & Marketing, Inc.
	7,621,197	Term Loan, 4.70%, Maturing March 29, 2013	7,202,032
	3,740,386	Term Loan, 4.70%, Maturing March 29, 2013	3,534,665

Principal Amount*		Borrower/Tranche Description	Value
Food Products (continued)
American Seafoods Group, LLC
	3,950,358	Term Loan, 4.61%, Maturing September 30, 2012	$3,693,584
BL Marketing, Ltd.
GBP	3,500,000	Term Loan, 7.70%, Maturing December 31, 2013	6,417,805
GBP	2,500,000	Term Loan, 10.09%, Maturing June 30, 2015	4,406,724
Black Lion Beverages III B.V.
EUR	3,000,000	Term Loan, 8.92%, Maturing January 24, 2016	4,025,560
Bumble Bee Seafood, LLC
	3,000,000	Term Loan, 5.32%, Maturing May 2, 2012	2,842,500
Dean Foods Co.
	23,908,376	Term Loan, 4.45%, Maturing April 2, 2014	22,855,738
Dole Food Company, Inc.
	1,091,079	Term Loan, 4.71%, Maturing April 12, 2013	1,019,477
	6,493,924	Term Loan, 4.83%, Maturing April 12, 2013	6,067,760
	1,947,677	Term Loan, 5.01%, Maturing April 12, 2013	1,819,861
Foodvest Limited
GBP	437,500	Term Loan, 7.88%, Maturing March 16, 2014	783,091
GBP	401,305	Term Loan, 8.38%, Maturing March 16, 2015	718,304
GBP	500,000	Term Loan, 9.88%, Maturing September 16, 2015	828,530
MafCo Worldwide Corp.
	812,696	Term Loan, 4.70%, Maturing December 8, 2011	763,934
Pinnacle Foods Finance, LLC
	4,000,000	Revolving Loan, 0.00%, Maturing April 2, 2013(2)	3,300,000
	28,370,550	Term Loan, 5.44%, Maturing April 2, 2014	26,538,295
Reddy Ice Group, Inc.
	12,335,000	Term Loan, 4.46%, Maturing August 9, 2012	10,669,775
Ruby Acquisitions, Ltd.
GBP	2,242,782	Term Loan, 8.58%, Maturing January 5, 2015	3,875,595
			$126,327,677
Food Service — 1.9%
AFC Enterprises, Inc.
	2,055,134	Term Loan, 5.00%, Maturing May 23, 2009	$1,880,448
Aramark Corp.
	89,602	Term Loan, Maturing January 26, 2014(4)	86,354
	1,410,398	Term Loan, Maturing January 26, 2014(4)	1,359,271
	15,656,346	Term Loan, 4.57%, Maturing January 26, 2014	15,031,203
	1,137,583	Term Loan, 5.20%, Maturing January 26, 2014	1,092,204
Buffets, Inc.
	1,826,350	Term Loan, 4.73%, Maturing May 1, 2013	1,057,000
	11,679,731	Term Loan, 11.39%, Maturing November 1, 2013	6,759,644
CBRL Group, Inc.
	2,948,324	Term Loan, 4.62%, Maturing April 27, 2013	2,793,537
	6,507,657	Term Loan, 4.62%, Maturing April 27, 2013	6,166,005

See notes to financial statements

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Food Service (continued)
	JRD Holdings, Inc.
	3,715,625	Term Loan, 5.20%, Maturing June 26, 2014	$3,585,578
	Maine Beverage Co., LLC
	2,808,929	Term Loan, 4.45%, Maturing June 30, 2010	2,696,571
	OSI Restaurant Partners, LLC
	648,261	Term Loan, 2.67%, Maturing May 9, 2013	565,878
	7,698,084	Term Loan, 5.00%, Maturing May 9, 2014	6,719,788
	QCE Finance, LLC
	9,031,500	Term Loan, 4.99%, Maturing May 5, 2013	7,680,000
	Sagittarius Restaurants, LLC
	4,782,412	Term Loan, 9.50%, Maturing March 29, 2013	3,682,457
	Selecta
CHF	18,404,850	Term Loan, 5.26%, Maturing June 28, 2015	15,461,806
	SSP Financing, Ltd.
	3,954,516	Term Loan, 5.43%, Maturing June 15, 2014	3,143,840
	3,954,516	Term Loan, 5.93%, Maturing June 15, 2015	3,163,613
			$82,925,197
	Food / Drug Retailers — 1.4%
	General Nutrition Centers, Inc.
	12,652,101	Term Loan, 4.95%, Maturing September 16, 2013	$11,252,462
	Pantry, Inc. (The)
	66,047	Term Loan, 4.14%, Maturing May 15, 2014(2)	55,975
	7,177,795	Term Loan, 4.62%, Maturing May 15, 2014	6,083,181
	Rite Aid Corp.
	25,000,000	Term Loan, 4.53%, Maturing June 1, 2014	23,523,450
	Roundy's Supermarkets, Inc.
	17,913,704	Term Loan, 5.47%, Maturing November 3, 2011	16,820,968
			$57,736,036
	Forest Products — 1.2%
	Appleton Papers, Inc.
	10,567,638	Term Loan, 4.60%, Maturing June 5, 2014	$9,757,448
	Georgia-Pacific Corp.
	1,680,213	Term Loan, Maturing December 20, 2012(4)	1,602,503
	2,054,873	Term Loan, 4.68%, Maturing December 20, 2012	1,986,097
	33,779,289	Term Loan, 4.73%, Maturing December 20, 2012	32,454,499
	Xerium Technologies, Inc.
	9,157,010	Term Loan, 5.45%, Maturing May 18, 2012	7,417,178
			$53,217,725
	Healthcare — 8.1%
	Accellent, Inc.
	3,171,837	Term Loan, 5.84%, Maturing November 22, 2012	$2,755,534

	Principal Amount*	Borrower/Tranche Description	Value
	Healthcare (continued)
	Advanced Medical Optics, Inc.
	1,980,000	Term Loan, 5.44%, Maturing April 2, 2014	$1,841,400
	Alliance Imaging, Inc.
	4,635,234	Term Loan, 5.41%, Maturing December 29, 2011	4,415,061
	American Medical Systems
	8,927,954	Term Loan, 5.38%, Maturing July 20, 2012	8,459,236
	AMN Healthcare, Inc.
	2,121,817	Term Loan, 4.45%, Maturing November 2, 2011	2,036,945
	AMR HoldCo, Inc.
	5,976,263	Term Loan, 5.00%, Maturing February 10, 2012	5,677,450
	Biomet, Inc.
	8,181,111	Term Loan, 5.70%, Maturing December 26, 2014	8,039,643
EUR	7,979,888	Term Loan, 7.73%, Maturing December 26, 2014	11,875,161
	Cardinal Health 409, Inc.
	14,783,275	Term Loan, 4.95%, Maturing April 10, 2014	13,194,073
	Carestream Health, Inc.
	14,096,623	Term Loan, 5.47%, Maturing April 30, 2013	12,017,371
	Carl Zeiss Vision Holding GmbH
EUR	6,371,053	Term Loan, 7.23%, Maturing March 23, 2015	8,017,929
	CB Diagnostics AB
	998,084	Term Loan, 4.99%, Maturing January 16, 2015	928,218
	2,315,036	Term Loan, 5.24%, Maturing January 16, 2016	2,152,984
	Community Health Systems, Inc.
	34,716,565	Term Loan, 5.34%, Maturing July 25, 2014	33,307,871
	Concentra, Inc.
	5,955,000	Term Loan, 4.95%, Maturing June 25, 2014	5,352,056
	CRC Health Corp.
	1,851,601	Term Loan, 4.92%, Maturing February 6, 2013	1,694,215
	3,895,798	Term Loan, 4.92%, Maturing February 6, 2013	3,564,655
	Dako Equity Project Delphi
	1,568,302	Term Loan, 4.81%, Maturing June 12, 2016	1,257,778
EUR	3,098,534	Term Loan, 7.11%, Maturing June 12, 2016	3,868,934
	DaVita, Inc.
	14,753,556	Term Loan, 4.23%, Maturing October 5, 2012	14,155,034
	Fresenius Medical Care Holdings
	6,715,942	Term Loan, 4.07%, Maturing March 31, 2013	6,507,117
	Gambro Holding AB
	1,292,918	Term Loan, 5.57%, Maturing June 5, 2014	1,187,329
	1,292,918	Term Loan, 6.07%, Maturing June 5, 2015	1,191,640
	Hanger Orthopedic Group, Inc.
	5,377,997	Term Loan, 4.87%, Maturing May 30, 2013	5,088,930
	HCA, Inc.
	43,763,298	Term Loan, 4.95%, Maturing November 18, 2013	41,631,937
	Health Management Association, Inc.
	2,500,000	Term Loan, Maturing February 28, 2014(4)	2,271,875
	21,083,449	Term Loan, 4.45%, Maturing February 28, 2014	19,551,235

See notes to financial statements

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Healthcare (continued)
	HealthSouth Corp.
	7,503,779	Term Loan, 5.23%, Maturing March 10, 2013	$7,140,319
	Iasis Healthcare, LLC
	1,075,131	Term Loan, 4.86%, Maturing March 14, 2014	1,030,333
	3,115,084	Term Loan, 4.88%, Maturing March 14, 2014	2,985,287
	286,702	Term Loan, 4.88%, Maturing March 14, 2014	274,756
	Ikaria Acquisition, Inc.
	1,552,672	Term Loan, 4.95%, Maturing March 28, 2013	1,467,275
	IM U.S. Holdings, LLC
	7,629,788	Term Loan, 4.67%, Maturing June 26, 2014	7,082,984
	inVentiv Health, Inc.
	8,024,363	Term Loan, 4.45%, Maturing July 6, 2014	7,452,627
	Leiner Health Products, Inc.
	8,057,750	Term Loan, 8.75%, Maturing May 27, 2011(10)	3,658,219
	LifeCare Holdings, Inc.
	8,023,852	Term Loan, 6.95%, Maturing August 11, 2012	6,940,632
	LifePoint Hospitals, Inc.
	11,519,064	Term Loan, 4.71%, Maturing April 15, 2012	11,087,099
	Matria Healthcare, Inc.
	3,122,163	Term Loan, 4.88%, Maturing January 19, 2012	3,044,109
	MultiPlan Merger Corp.
	3,510,235	Term Loan, 5.38%, Maturing April 12, 2013	3,316,076
	3,929,197	Term Loan, 5.38%, Maturing April 12, 2013	3,711,865
	National Mentor Holdings, Inc.
	484,400	Term Loan, 5.31%, Maturing June 29, 2013	416,584
	8,022,702	Term Loan, 4.70%, Maturing June 29, 2013	6,899,524
	Nyco Holdings
	2,859,137	Term Loan, 4.95%, Maturing December 29, 2014	2,383,294
EUR	5,346,366	Term Loan, 6.98%, Maturing December 29, 2014	7,065,946
	2,859,137	Term Loan, 5.70%, Maturing December 29, 2015	2,383,294
EUR	5,350,000	Term Loan, 7.73%, Maturing December 29, 2015	7,070,749
	Psychiatric Solutions Inc.
	994,453	Term Loan, 4.56%, Maturing May 31, 2014	957,161
	RadNet Management, Inc.
	2,458,847	Term Loan, 7.26%, Maturing November 15, 2012	2,348,199
	ReAble Therapeutics Finance, LLC
	9,230,328	Term Loan, 4.70%, Maturing November 16, 2013	8,716,891
	Renal Advantage, Inc.
	2,172,585	Term Loan, 5.26%, Maturing October 5, 2012	2,036,798
	Select Medical Holding Corp.
	1,000,000	Revolving Loan, 4.18%, Maturing February 24, 2010(2)	850,000
	4,643,973	Term Loan, 5.06%, Maturing February 24, 2012	4,253,880
	Sunrise Medical Holdings, Inc.
	5,745,846	Term Loan, 7.09%, Maturing May 13, 2010	4,740,323

Principal Amount*		Borrower/Tranche Description	Value
Healthcare (continued)
Vanguard Health Holding Co., LLC
	10,745,426	Term Loan, 5.13%, Maturing September 23, 2011	$10,378,287
Viant Holdings, Inc.
	4,838,437	Term Loan, 4.95%, Maturing June 25, 2014	4,112,672
			$345,846,794
Home Furnishings — 1.5%
Dometic Corp.
	2,790,150	Term Loan, 5.45%, Maturing December 31, 2014	$2,308,849
	1,788,692	Term Loan, 5.95%, Maturing December 31, 2014	1,480,142
	421,159	Term Loan, 5.95%, Maturing December 31, 2014	348,509
Hunter Fan Co.
	3,903,211	Term Loan, 5.57%, Maturing April 16, 2014	3,151,843
Interline Brands, Inc.
	5,882,406	Term Loan, 4.61%, Maturing June 23, 2013	5,558,873
	3,072,818	Term Loan, 4.61%, Maturing June 23, 2013	2,903,813
National Bedding Co., LLC
	10,731,056	Term Loan, 4.74%, Maturing August 31, 2011	8,638,500
	1,500,000	Term Loan, 7.70%, Maturing August 31, 2012	1,065,000
Oreck Corp.
	4,212,647	Term Loan, 7.66%, Maturing February 2, 2012(3)	1,963,094
Sanitec, Ltd. Oy
EUR	4,478,261	Term Loan, 7.54%, Maturing April 7, 2013	5,348,678
EUR	4,478,261	Term Loan, 8.04%, Maturing April 7, 2014	5,348,678
Sealy Mattress Co.
	3,000,000	Revolving Loan, 4.96%, Maturing April 6, 2012(2)	2,730,000
	6,357,539	Term Loan, 4.15%, Maturing August 25, 2012	5,912,511
Simmons Co.
	18,290,235	Term Loan, 5.61%, Maturing December 19, 2011	16,461,211
	2,500,000	Term Loan, 8.20%, Maturing February 15, 2012	1,637,500
			$64,857,201
Industrial Equipment — 2.2%
CEVA Group PLC U.S.
EUR	649,491	Term Loan, 7.39%, Maturing January 4, 2014	$943,779
EUR	1,102,908	Term Loan, 7.39%, Maturing January 4, 2014	1,602,643
EUR	1,355,481	Term Loan, 7.39%, Maturing January 4, 2014	1,969,658
EUR	1,135,787	Term Loan, 7.73%, Maturing January 4, 2014	1,650,419
Colfax Corp.
	1,983,244	Term Loan, 5.00%, Maturing May 30, 2009	1,943,579
EUR	3,591,204	Term Loan, 6.98%, Maturing December 19, 2011	5,507,278
EPD Holdings (Goodyear Engineering Products)
	352,242	Term Loan, 5.37%, Maturing July 13, 2014	291,921
	9,424,516	Term loan, 5.40%, Maturing July 13, 2014	7,810,567
	2,000,000	Term Loan, 8.65%, Maturing July 13, 2015	1,280,000

See notes to financial statements

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Industrial Equipment (continued)
Flowserve Corp.
	3,616,499	Term Loan, 4.25%, Maturing August 10, 2012	$3,444,715
FR Brand Acquisition Corp.
	9,062,770	Term Loan, 5.01%, Maturing February 7, 2014	8,043,208
Generac Acquisition Corp.
	9,785,624	Term Loan, 5.18%, Maturing November 7, 2013	7,936,141
Gleason Corp.
	1,940,737	Term Loan, 4.65%, Maturing June 30, 2013	1,804,885
	1,518,056	Term Loan, 4.65%, Maturing June 30, 2013	1,411,792
Heating Finance PLC (Baxi)
EUR	3,253,597	Term Loan, Maturing December 27, 2010(2)(3)	3,390,356
GBP	2,425,022	Term Loan, 8.22%, Maturing December 27, 2010	3,602,158
Itron, Inc.
GBP	790,000	Term Loan, 8.01%, Maturing April 18, 2014	1,388,613
Jason, Inc.
	1,923,720	Term Loan, 5.22%, Maturing April 30, 2010	1,702,492
John Maneely Co.
	13,350,760	Term Loan, 6.03%, Maturing December 8, 2013	12,058,593
KION Group GmbH
	2,250,000	Term Loan, 6.75%, Maturing December 23, 2014	2,098,125
	2,250,000	Term Loan, 7.25%, Maturing December 23, 2015	2,098,125
Polypore, Inc.
	1,999,803	Term Loan, 0.00%, Maturing July 3, 2013(2)	1,739,829
	16,857,538	Term Loan, 5.11%, Maturing July 3, 2014	16,098,948
EUR	1,106,137	Term Loan, 6.64%, Maturing July 3, 2014	1,481,045
TFS Acquisition Corp.
	4,422,551	Term Loan, 6.20%, Maturing August 11, 2013	4,112,972
			$95,411,841
Insurance — 1.1%
Alliant Holdings I, Inc.
	7,338,125	Term Loan, 5.70%, Maturing August 21, 2014	$6,897,838
CCC Information Services Group, Inc.
	4,362,620	Term Loan, 4.91%, Maturing February 10, 2013	4,231,742
Conseco, Inc.
	23,388,206	Term Loan, 4.86%, Maturing October 10, 2013	17,930,966
Crump Group, Inc.
	6,898,446	Term Loan, 5.70%, Maturing August 4, 2014	6,346,570
Hub International Holdings, Inc.
	465,194	Term Loan, 4.40%, Maturing June 13, 2014(2)	419,256
	6,505,483	Term Loan, 5.20%, Maturing June 13, 2014	5,863,066
U.S.I. Holdings Corp.
	7,071,562	Term Loan, 5.45%, Maturing May 4, 2014	6,647,269
			$48,336,707

Principal Amount*		Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies — 5.6%
24 Hour Fitness Worldwide, Inc.
	2,967,140	Term Loan, 5.93%, Maturing June 8, 2012	$2,655,590
AMC Entertainment, Inc.
	16,602,585	Term Loan, 4.64%, Maturing January 26, 2013	15,719,095
AMF Bowling Worldwide, Inc.
	6,004,625	Term Loan, 5.47%, Maturing June 8, 2013	4,803,700
Bombardier Recreational Products
	13,400,000	Term Loan, 5.32%, Maturing June 28, 2013	11,903,662
Carmike Cinemas, Inc.
	5,978,516	Term Loan, 6.49%, Maturing May 19, 2012	5,679,591
	3,268,644	Term Loan, 6.60%, Maturing May 19, 2012	3,105,212
Cedar Fair, L.P.
	4,912,500	Term Loan, 4.86%, Maturing August 31, 2011	4,684,614
	3,978,935	Term Loan, 4.86%, Maturing August 30, 2012	3,794,356
Cinemark, Inc.
	26,436,214	Term Loan, 4.66%, Maturing October 5, 2013	25,269,293
Dave & Buster's, Inc.
	815,456	Term Loan, 4.95%, Maturing March 8, 2013	758,374
	2,086,817	Term Loan, 4.95%, Maturing March 8, 2013	1,940,740
Deluxe Entertainment Services
	271,434	Term Loan, 4.95%, Maturing January 28, 2011	237,505
	516,186	Term Loan, 4.95%, Maturing January 28, 2011	451,663
	5,507,882	Term Loan, 5.04%, Maturing January 28, 2011	4,819,397
DW Funding, LLC
	4,983,964	Term Loan, 4.57%, Maturing April 30, 2011	4,784,606
Easton-Bell Sports, Inc.
	7,437,875	Term Loan, 4.65%, Maturing March 16, 2012	6,563,925
Fender Musical Instruments Corp.
	1,313,317	Term Loan, 6.97%, Maturing June 9, 2014	1,090,053
	4,591,934	Term Loan, 7.16%, Maturing June 9, 2014	3,811,305
Lions Gate Entertainment, Inc.
	1,000,000	Revolving Loan, 0.00%, Maturing December 31, 2008(2)	960,000
Mega Blocks, Inc.
	1,895,891	Term Loan, 8.25%, Maturing July 26, 2012	1,666,014
Metro-Goldwyn-Mayer Holdings, Inc.
	50,125,860	Term Loan, 5.95%, Maturing April 8, 2012	40,273,021
National CineMedia, LLC
	16,250,000	Term Loan, 4.62%, Maturing February 13, 2015	15,147,324
Odeon
EUR	1,064,322	Term Loan, 6.84%, Maturing April 2, 2015	1,497,552
GBP	623,547	Term Loan, 8.16%, Maturing April 2, 2015	1,118,672
EUR	1,064,322	Term Loan, 7.21%, Maturing April 2, 2016	1,501,695
GBP	623,547	Term Loan, 8.54%, Maturing April 2, 2016	1,120,731
Regal Cinemas Corp.
	25,027,778	Term Loan, 4.20%, Maturing November 10, 2010	23,823,316

See notes to financial statements

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies (continued)
Revolution Studios Distribution Co., LLC
	6,481,895	Term Loan, 6.62%, Maturing December 21, 2014	$5,995,753
Six Flags Theme Parks, Inc.
	14,462,925	Term Loan, 5.20%, Maturing April 30, 2015	12,921,727
Southwest Sports Group, LLC
	9,500,000	Term Loan, 5.44%, Maturing December 22, 2010	8,360,000
Universal City Development Partners, Ltd.
	9,996,088	Term Loan, 4.63%, Maturing June 9, 2011	9,758,681
WMG Acquisition Corp.
	390,000	Revolving Loan, 0.00%, Maturing February 28, 2010(2)	349,050
	13,462,451	Term Loan, 4.98%, Maturing February 28, 2011	12,444,353
Zuffa, LLC
	2,481,250	Term Loan, 4.88%, Maturing June 20, 2016	1,674,844
			$240,685,414
Lodging and Casinos — 3.6%
Bally Technologies, Inc.
	8,480,980	Term Loan, 7.36%, Maturing September 5, 2009	$8,337,864
Choctaw Resort Development Enterprise
	3,458,296	Term Loan, 6.47%, Maturing November 4, 2011	3,250,798
Dionysos Leisure Entertainment
EUR	1,500,000	Term Loan, 7.38%, Maturing June 30, 2014	2,117,385
EUR	1,500,000	Term Loan, 7.76%, Maturing June 30, 2015	2,121,275
Full Moon Holdco 3 Ltd.
GBP	1,500,000	Term Loan, 8.25%, Maturing November 20, 2014	2,740,586
GBP	1,500,000	Term Loan, 8.75%, Maturing November 20, 2015	2,740,586
Gala Electric Casinos, Ltd.
GBP	5,000,000	Term Loan, 6.21%, Maturing December 12, 2012(2)	9,209,558
GBP	6,847,984	Term Loan, 8.01%, Maturing December 12, 2013	12,422,050
GBP	5,933,651	Term Loan, 8.51%, Maturing December 12, 2014	10,763,476
Green Valley Ranch Gaming, LLC
	7,072,743	Term Loan, 4.93%, Maturing February 16, 2014	5,693,558
Harrah's Operating Co.
	2,000,000	Term Loan, Maturing January 28, 2015(4)	1,879,463
	1,000,000	Term Loan, Maturing January 28, 2015(4)	943,750
Herbst Gaming, Inc.
	2,495,403	Term Loan, 9.85%, Maturing December 2, 2011	1,785,773
	6,276,496	Term Loan, 10.75%, Maturing December 2, 2011	4,491,617
Isle of Capri Casinos, Inc.
	10,033,008	Term Loan, 4.45%, Maturing November 30, 2013	8,879,212
	142,290	Term Loan, 4.45%, Maturing November 30, 2013	125,927
	5,482,103	Term Loan, 4.45%, Maturing November 30, 2013	4,851,661
LodgeNet Entertainment Corp.
	5,878,075	Term Loan, 4.70%, Maturing April 4, 2014	5,202,096

	Principal Amount*	Borrower/Tranche Description	Value
	Lodging and Casinos (continued)
	New World Gaming Partners, Ltd.
	9,746,406	Term Loan, 5.19%, Maturing June 30, 2014	$8,308,811
	954,167	Term Loan, 5.19%, Maturing June 30, 2014	813,427
	Penn National Gaming, Inc.
	14,842,318	Term Loan, 4.93%, Maturing October 3, 2012	14,388,796
	Scandic Hotels
EUR	1,724,568	Term Loan, 6.84%, Maturing April 25, 2015	2,406,413
EUR	1,724,568	Term Loan, 7.22%, Maturing April 25, 2016	2,413,126
	Seminole Tribe of Florida
	1,367,360	Term Loan, 4.25%, Maturing March 5, 2014	1,333,176
	352,718	Term Loan, 4.48%, Maturing March 5, 2014	343,900
	1,392,439	Term Loan, 4.63%, Maturing March 5, 2014	1,357,628
	Venetian Casino Resort/Las Vegas Sands Inc.
	9,006,667	Term Loan, 0.00%, Maturing May 14, 2014(2)	8,293,294
	23,158,333	Term Loan, 4.45%, Maturing May 23, 2014	21,324,078
	VML US Finance, LLC
	3,333,333	Term Loan, 4.95%, Maturing May 25, 2012	3,185,627
	2,000,000	Term Loan, 4.95%, Maturing May 25, 2013	1,911,376
			$153,636,287
	Nonferrous Metals / Minerals — 1.2%
	Compass Minerals Group, Inc.
	1,293,347	Term Loan, 4.94%, Maturing December 22, 2012	$1,254,546
	Euramax International, Inc.
	4,408,661	Term Loan, 8.00%, Maturing June 28, 2012	3,698,867
GBP	894,902	Term Loan, 10.68%, Maturing June 29, 2012	1,506,538
	Magnum Coal Co.
	1,375,000	Term Loan, 9.75%, Maturing March 15, 2013	1,366,406
	7,975,000	Term Loan, 9.75%, Maturing March 15, 2013	7,925,156
	Murray Energy Corp.
	7,638,912	Term Loan, 7.91%, Maturing January 28, 2010	7,256,966
	Noranda Aluminum Acquisition
	1,955,586	Term Loan, 5.07%, Maturing May 18, 2014	1,857,806
	Novelis, Inc.
	2,024,520	Term Loan, 4.70%, Maturing June 28, 2014	1,928,355
	4,453,943	Term Loan, 4.70%, Maturing June 28, 2014	4,242,381
	Oxbow Carbon and Mineral Holdings
	1,368,080	Term Loan, 4.86%, Maturing May 8, 2014	1,240,962
	15,281,664	Term Loan, 4.88%, Maturing May 8, 2014	13,861,737
	Thompson Creek Metals Co.
	5,855,644	Term Loan, 7.48%, Maturing October 26, 2012	5,797,087
	Tube City IMS Corp.
	162,162	Term Loan, 4.95%, Maturing January 25, 2014	147,568
	1,324,459	Term Loan, 4.95%, Maturing January 25, 2014	1,205,258
			$53,289,633

See notes to financial statements

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Oil and Gas — 1.6%
	Atlas Pipeline Partners, L.P.
	4,960,000	Term Loan, 5.62%, Maturing July 20, 2014	$4,846,332
	Citgo Petroleum Corp.
	4,839,952	Term Loan, 4.11%, Maturing November 15, 2012	4,549,554
	Dresser, Inc.
	6,167,014	Term Loan, 5.31%, Maturing May 4, 2014	5,961,449
	Dynegy Holdings, Inc.
	26,178,793	Term Loan, 4.36%, Maturing April 2, 2013	24,717,152
	1,287,833	Term Loan, 4.36%, Maturing April 2, 2013	1,215,930
	Enterprise GP Holdings, L.P.
	2,400,000	Term Loan, 4.96%, Maturing October 31, 2014	2,361,000
	Hercules Offshore, Inc.
	3,285,100	Term Loan, 4.45%, Maturing July 6, 2013	3,208,449
	Primary Natural Resources, Inc.
	13,181,000	Term Loan, 5.00%, Maturing July 28, 2010	12,503,497
	Targa Resources, Inc.
	4,828,492	Term Loan, 4.70%, Maturing October 31, 2012	4,645,010
	3,761,945	Term Loan, 6.83%, Maturing October 31, 2012	3,618,991
			$67,627,364
	Publishing — 9.9%
	American Media Operations, Inc.
	20,000,000	Term Loan, 7.25%, Maturing January 31, 2013	$18,325,000
	Aster Zweite Beteiligungs GmbH
	6,825,000	Term Loan, 4.88%, Maturing September 27, 2013	5,937,750
EUR	708,499	Term Loan, 6.98%, Maturing September 27, 2013	966,282
	Black Press US Partnership
	922,110	Term Loan, 5.09%, Maturing August 2, 2013	843,730
	1,518,769	Term Loan, 5.09%, Maturing August 2, 2013	1,389,673
	CanWest MediaWorks, Ltd.
	7,344,500	Term Loan, 5.09%, Maturing July 10, 2014	7,050,720
	Dex Media West, LLC
	5,028,383	Term Loan, 4.48%, Maturing March 9, 2010	4,912,730
	1,453,875	Term Loan, 4.56%, Maturing September 9, 2010	1,424,191
	GateHouse Media Operating, Inc.
	1,825,000	Term Loan, 4.75%, Maturing August 28, 2014	1,237,578
	13,275,000	Term Loan, 5.09%, Maturing August 28, 2014	9,002,109
	7,750,000	Term Loan, 5.25%, Maturing August 28, 2014	5,328,125
	Hanley-Wood, LLC
	7,462,500	Term Loan, 4.95%, Maturing March 8, 2014	5,643,516
	Idearc, Inc.
	43,189,980	Term Loan, 4.71%, Maturing November 17, 2014	35,739,708
	Josten's Corp.
	2,000,000	Revolving Loan, 4.58%, Maturing October 4, 2009(2)	1,920,000

Principal Amount*		Borrower/Tranche Description	Value
Publishing (continued)
Local Insight Regatta Holdings, Inc.
	1,250,000	Term Loan, 7.75%, Maturing April 23, 2015	$1,153,906
MediaNews Group, Inc.
	9,989,267	Term Loan, 4.63%, Maturing August 25, 2010	7,891,521
	4,555,877	Term Loan, 5.13%, Maturing August 2, 2013	3,348,570
Mediannuaire Holding
EUR	7,000,000	Term Loan, 6.11%, Maturing October 24, 2013	9,881,543
EUR	2,000,000	Term Loan, 6.61%, Maturing October 10, 2014	2,543,196
EUR	2,000,000	Term Loan, 7.11%, Maturing October 10, 2015	2,547,867
Merrill Communications, LLC
	10,327,282	Term Loan, 4.95%, Maturing February 9, 2009	8,984,735
Nebraska Book Co., Inc.
	9,002,234	Term Loan, 5.13%, Maturing March 4, 2011	8,282,055
Nelson Education, Ltd.
	298,500	Term Loan, 5.20%, Maturing July 5, 2014	264,173
Newspaper Holdings, Inc.
	19,650,000	Term Loan, 4.63%, Maturing July 24, 2014	16,211,250
Nielsen Finance, LLC
	37,191,718	Term Loan, 5.10%, Maturing August 9, 2013	35,270,134
Philadelphia Newspapers, LLC
	6,012,873	Term Loan, 6.60%, Maturing June 29, 2013	5,141,006
R.H. Donnelley Corp.
	27,973,373	Term Loan, 4.41%, Maturing June 30, 2010	26,579,068
	6,499,010	Term Loan, 4.27%, Maturing June 30, 2011	6,169,997
Reader's Digest Association
	8,000,000	Revolving Loan, 4.90%, Maturing March 2, 2013(2)	6,760,000
	36,597,769	Term Loan, 4.94%, Maturing March 2, 2014	30,815,321
Seat Pagine Gialle SpA
EUR	6,455,496	Term Loan, 4.39%, Maturing May 25, 2012	9,162,765
SGS International, Inc.
	985,883	Term Loan, 5.60%, Maturing December 30, 2011	911,942
	1,197,438	Term Loan, 6.91%, Maturing December 30, 2011	1,107,630
Source Media, Inc.
	10,874,832	Term Loan, 4.95%, Maturing November 8, 2011	9,950,471
Springer Science+Business Media
	1,712,542	Term Loan, 6.72%, Maturing May 5, 2010	1,507,037
	8,560	Term Loan, 7.09%, Maturing May 5, 2011	7,752
	1,759,273	Term Loan, 7.47%, Maturing May 5, 2012	1,593,241
	1,508,560	Term Loan, 7.47%, Maturing May 5, 2012	1,366,190
EUR	15,838	Term Loan, 7.47%, Maturing May 5, 2012	22,403
The Star Tribune Co.
	8,217,000	Term Loan, 4.95%, Maturing March 5, 2014	4,420,746
Thomas Nelson, Inc.
	1,965,000	Term Loan, 5.01%, Maturing June 12, 2012	1,621,125

See notes to financial statements

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Publishing (continued)
TL Acquisitions, Inc.
	8,009,750	Term Loan, 5.34%, Maturing July 5, 2014	$7,445,727
Trader Media Corp.
GBP	17,310,500	Term Loan, 8.00%, Maturing March 23, 2015	28,484,537
Tribune Co.
	13,100,000	Term Loan, 5.48%, Maturing May 17, 2009	12,494,125
	25,606,500	Term Loan, 5.54%, Maturing May 17, 2014	19,044,834
World Directories Acquisition
EUR	8,776,758	Term Loan, 6.39%, Maturing May 31, 2014	11,814,125
Xsys US, Inc.
	7,701,575	Term Loan, 4.88%, Maturing September 27, 2013	6,700,370
EUR	791,501	Term Loan, 6.98%, Maturing September 27, 2013	1,079,484
EUR	2,750,000	Term Loan, 7.00%, Maturing September 27, 2013	3,750,572
	7,866,565	Term Loan, 4.88%, Maturing September 27, 2014	6,857,025
EUR	2,750,000	Term Loan, 6.98%, Maturing September 27, 2014	3,750,572
EUR	1,000,000	Term Loan, 9.02%, Maturing September 27, 2015	1,292,227
Yell Group, PLC
	19,025,000	Term Loan, 4.86%, Maturing February 10, 2013	16,928,845
			$422,879,199
Radio and Television — 5.3%
Block Communications, Inc.
	6,945,162	Term Loan, 4.70%, Maturing December 22, 2011	$6,597,904
Citadel Broadcasting Corp.
	32,925,000	Term Loan, 4.39%, Maturing June 12, 2014	28,397,813
CMP Susquehanna Corp.
	2,000,000	Term Loan, 4.81%, Maturing May 5, 2011(2)	1,590,000
	10,227,194	Term Loan, 4.85%, Maturing May 5, 2013	8,011,299
Cumulus Media, Inc.
	14,341,795	Term Loan, 4.47%, Maturing June 11, 2014	12,360,835
Discovery Communications, Inc.
	7,505,725	Term Loan, 4.70%, Maturing April 30, 2014	7,287,594
Emmis Operating Co.
	6,170,631	Term Loan, 4.67%, Maturing November 2, 2013	5,374,619
Entravision Communications Corp.
	897,560	Term Loan, 4.20%, Maturing September 29, 2013	801,072
Gray Television, Inc.
	9,784,231	Term Loan, 4.19%, Maturing January 19, 2015	8,536,742
HIT Entertainment, Inc.
	1,445,882	Term Loan, 5.07%, Maturing March 20, 2012	1,308,523
Local TV Finance, LLC
	1,985,000	Term Loan, 5.16%, Maturing May 7, 2013	1,717,025
NEP II, Inc.
	5,340,989	Term Loan, 4.95%, Maturing February 16, 2014	4,849,175

	Principal Amount*	Borrower/Tranche Description	Value
	Radio and Television (continued)
	Nexstar Broadcasting, Inc.
	10,930,700	Term Loan, 4.45%, Maturing October 1, 2012	$10,056,244
	8,357,024	Term Loan, 4.65%, Maturing October 1, 2012	7,688,462
	NextMedia Operating, Inc.
	431,353	Term Loan, 6.72%, Maturing November 15, 2012	383,904
	967,191	Term Loan, 6.80%, Maturing November 15, 2012	860,800
	PanAmSat Corp.
	6,787,134	Term Loan, 5.18%, Maturing January 3, 2014	6,449,901
	6,785,093	Term Loan, 5.18%, Maturing January 3, 2014	6,447,962
	6,785,093	Term Loan, 5.18%, Maturing January 3, 2014	6,447,962
	Paxson Communications Corp.
	14,925,000	Term Loan, 5.96%, Maturing January 15, 2012	11,940,000
	Raycom TV Broadcasting, LLC
	8,333,373	Term Loan, 4.44%, Maturing June 25, 2014	7,833,370
	Spanish Broadcasting System, Inc.
	11,846,336	Term Loan, 4.45%, Maturing June 10, 2012	10,010,154
	Tyrol Acquisition 2 SAS
EUR	6,300,000	Term Loan, 6.39%, Maturing January 19, 2015	8,305,989
EUR	6,300,000	Term Loan, 6.65%, Maturing January 19, 2016	8,305,989
	Univision Communications, Inc.
	6,125,000	Term Loan, 5.36%, Maturing March 29, 2009	5,890,210
	45,733,221	Term Loan, 5.15%, Maturing September 29, 2014	38,630,303
	Young Broadcasting, Inc.
	980,000	Term Loan, 5.25%, Maturing November 3, 2012	885,675
	8,348,913	Term Loan, 5.36%, Maturing November 3, 2012	7,545,330
			$224,514,856
	Rail Industries — 0.3%
	Kansas City Southern Railway Co.
	7,956,817	Term Loan, 4.99%, Maturing April 26, 2013	$7,688,274
	1,985,000	Term Loan, 4.38%, Maturing April 28, 2013	1,920,488
	RailAmerica, Inc.
	4,000,000	Term Loan, 5.32%, Maturing August 14, 2008	3,900,000
			$13,508,762
	Retailers (Except Food and Drug) — 2.1%
	American Achievement Corp.
	4,442,057	Term Loan, 4.98%, Maturing March 25, 2011	$4,108,903
	Amscan Holdings, Inc.
	4,430,250	Term Loan, 5.16%, Maturing May 25, 2013	3,787,864
	Claire's Stores, Inc.
	3,027,125	Term Loan, 5.56%, Maturing May 24, 2014	2,420,756
	Cumberland Farms, Inc.
	2,886,339	Term Loan, 4.86%, Maturing September 29, 2013	2,713,158

See notes to financial statements

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Retailers (Except Food and Drug) (continued)
FTD, Inc.
	4,107,683	Term Loan, 4.61%, Maturing July 28, 2013	$3,943,376
Harbor Freight Tools USA, Inc.
	8,972,206	Term Loan, 5.15%, Maturing July 15, 2010	7,861,896
Josten's Corp.
	5,046,422	Term Loan, 6.72%, Maturing October 4, 2011	4,861,384
Mapco Express, Inc.
	3,320,423	Term Loan, 5.62%, Maturing April 28, 2011	3,137,800
Neiman Marcus Group, Inc.
	3,055,758	Term Loan, 4.76%, Maturing April 5, 2013	2,925,253
Orbitz Worldwide, Inc.
	8,706,250	Term Loan, 5.79%, Maturing July 25, 2014	7,487,375
Oriental Trading Co., Inc.
	2,000,000	Term Loan, 8.87%, Maturing January 31, 2013	1,500,000
	11,460,618	Term Loan, 5.23%, Maturing July 31, 2013	9,283,101
Rent-A-Center, Inc.
	6,311,968	Term Loan, 4.92%, Maturing November 15, 2012	5,941,140
Rover Acquisition Corp.
	1,970,025	Term Loan, 5.03%, Maturing October 26, 2013	1,793,708
Savers, Inc.
	2,790,000	Term Loan, 5.48%, Maturing August 11, 2012	2,622,600
	3,044,373	Term Loan, 5.49%, Maturing August 11, 2012	2,861,711
The Yankee Candle Company, Inc.
	6,171,985	Term Loan, 4.61%, Maturing February 6, 2014	5,635,023
Vivarte
EUR	5,688,988	Term Loan, 6.35%, Maturing May 29, 2015	7,007,238
EUR	247,396	Term Loan, 6.35%, Maturing May 29, 2015	304,722
EUR	63,616	Term Loan, 6.35%, Maturing May 29, 2015	78,357
EUR	5,688,988	Term Loan, 6.85%, Maturing May 29, 2016	7,011,268
EUR	247,396	Term Loan, 6.85%, Maturing May 29, 2016	304,898
EUR	63,616	Term Loan, 6.85%, Maturing May 29, 2016	78,402
			$87,669,933
Steel — 0.1%
Algoma Acquisition Corp.
	2,318,925	Term Loan, 7.33%, Maturing June 20, 2013	$2,150,803
			$2,150,803
Surface Transport — 0.5%
Delphi Acquisition Holding, Inc.
	1,183,488	Term Loan, 5.07%, Maturing April 10, 2015	$1,094,726
	282,788	Term Loan, 5.07%, Maturing April 10, 2015	261,579
	1,466,276	Term Loan, 5.57%, Maturing April 10, 2016	1,356,305

Principal Amount*		Borrower/Tranche Description	Value
Surface Transport (continued)
Ozburn-Hessey Holding Co., LLC
	3,900,907	Term Loan, 6.16%, Maturing August 9, 2012	$3,549,825
Swift Transportation Co., Inc.
	6,000,000	Term Loan, 5.80%, Maturing May 10, 2012	4,260,000
	15,927,907	Term Loan, 6.50%, Maturing May 10, 2014	11,869,604
			$22,392,039
Telecommunications — 3.1%
Alaska Communications Systems Holdings, Inc.
	2,612,663	Term Loan, 4.45%, Maturing February 1, 2012	$2,479,232
	8,111,697	Term Loan, 4.45%, Maturing February 1, 2012	7,697,425
Alltell Communication
	7,810,750	Term Loan, 5.47%, Maturing May 16, 2015	7,192,943
Asurion Corp.
	16,000,000	Term Loan, 6.10%, Maturing July 13, 2012	14,806,672
	2,000,000	Term Loan, 9.39%, Maturing January 13, 2013	1,797,500
BCM Luxembourg, Ltd.
EUR	2,500,000	Term Loan, 6.61%, Maturing September 30, 2014	3,636,619
EUR	2,500,000	Term Loan, 6.86%, Maturing September 30, 2015	3,639,915
Cellular South, Inc.
	2,981,250	Term Loan, 0.00%, Maturing May 29, 2014(2)	2,817,281
	6,886,697	Term Loan, 4.39%, Maturing May 29, 2014	6,507,929
Centennial Cellular Operating Co., LLC
	4,500,000	Revolving Loan, 0.00%, Maturing February 9, 2010(2)	4,162,500
	9,147,788	Term Loan, 4.72%, Maturing February 9, 2011	8,941,962
CommScope, Inc.
	2,500,000	Term Loan, Maturing November 19, 2014(4)	2,375,000
	7,848,387	Term Loan, 5.19%, Maturing November 19, 2014	7,520,645
FairPoint Communications, Inc.
	4,000,000	Term Loan, 5.63%, Maturing March 31, 2015	3,550,832
Hargray Acquisition Co.
	3,341,657	Term Loan, 4.95%, Maturing June 29, 2014	3,024,200
Intelsat Subsidiary Holding Co.
	7,695,156	Term Loan, 5.18%, Maturing July 3, 2013	7,371,959
Iowa Telecommunications Services
	1,998,000	Term Loan, 4.44%, Maturing November 23, 2011	1,950,548
IPC Systems, Inc.
	9,180,625	Term Loan, 4.95%, Maturing May 31, 2014	7,015,531
GBP	3,431,232	Term Loan, 8.27%, Maturing May 31, 2014	5,198,731
Macquarie UK Broadcast Ventures, Ltd.
GBP	7,050,000	Term Loan, 7.95%, Maturing December 26, 2014	12,147,703
NTelos, Inc.
	5,865,189	Term Loan, 5.27%, Maturing August 24, 2011	5,744,219

See notes to financial statements

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*	Borrower/Tranche Description	Value
Telecommunications (continued)
Palm, Inc.
5,820,750	Term Loan, 6.39%, Maturing April 24, 2014	$4,234,596
Stratos Global Corp.
1,404,153	Term Loan, 5.44%, Maturing February 13, 2012	1,334,823
Telesat Canada, Inc.
399,513	Term Loan, 5.89%, Maturing October 22, 2014(2)	378,258
4,663,394	Term Loan, 5.90%, Maturing October 22, 2014	4,415,288
Windstream Corp.
4,355,127	Term Loan, 4.22%, Maturing July 17, 2013	4,259,471
		$134,201,782
Utilities — 1.7%
AEI Finance Holding, LLC
1,409,088	Revolving Loan, 5.70%, Maturing March 30, 2012	$1,247,043
8,861,217	Term Loan, 5.69%, Maturing March 30, 2014	7,842,177
BRSP, LLC
14,178,029	Term Loan, 7.91%, Maturing July 13, 2009	13,185,567
Covanta Energy Corp.
2,909,601	Term Loan, 4.19%, Maturing February 9, 2014	2,784,730
4,856,051	Term Loan, 5.08%, Maturing February 9, 2014	4,647,643
Mirant North America, LLC
892,296	Term Loan, 4.61%, Maturing January 3, 2013	870,308
NRG Energy, Inc.
8,553,146	Term Loan, 4.20%, Maturing June 1, 2014	8,224,919
17,518,446	Term Loan, 4.20%, Maturing June 1, 2014	16,846,176
NSG Holdings, LLC
202,483	Term Loan, 4.35%, Maturing June 15, 2014	189,322
1,528,592	Term Loan, 4.35%, Maturing June 15, 2014	1,429,233
Pike Electric, Inc.
2,323,673	Term Loan, 4.25%, Maturing July 1, 2012	2,213,299
1,766,811	Term Loan, 4.44%, Maturing December 10, 2012	1,682,887
TXU Texas Competitive Electric Holdings Co., LLC
4,303,375	Term Loan, 6.58%, Maturing October 10, 2014	4,128,550
6,293,375	Term Loan, 6.58%, Maturing October 10, 2014	6,033,383
		$71,325,237
Total Senior Floating-Rate Interests (identified cost $4,755,548,397)		$4,333,991,118

Corporate Bonds & Notes — 0.3%
Principal Amount (000's omitted)	Security	Value
Electronics / Electrical — 0.1%
NXP BV/NXP Funding, LLC, Variable Rate
$6,300	5.463%, 10/15/13	$5,819,625
		$5,819,625
Radio and Television — 0.1%
Paxson Communications Corp., Variable Rate
$3,000	5.963%, 1/15/12(5)	$2,441,250
		$2,441,250
Telecommunications — 0.1%
Qwest Corp., Sr. Notes, Variable Rate
$5,850	6.05%, 6/15/13	$5,630,625
		$5,630,625
Total Corporate Bonds & Notes (identified cost $15,143,870)		$13,891,500
Common Stocks — 0.0%
Shares	Security	Value
Automotive — 0.0%
105,145	Hayes Lemmerz International(6)	$315,435
		$315,435
Commercial Services — 0.0%
2,484	Environmental Systems Products Holdings, Inc.(3)(6)(7)	$0
Total Common Stocks (identified cost $1,051,450)		$315,435

See notes to financial statements

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Asset Backed Securities — 0.3%
Principal Amount (000's omitted)	Security	Value
Alzette European CLO SA, Series 2004-1A, Class E2
$1,180	11.86%, 12/15/20(5)(8)	$1,070,531
Assemblies of God Financial Real Estate, Series 2004-1A, Class A,
5,459	7.019%, 6/15/29(5)(8)	5,458,540
Avalon Capital Ltd. 3, Series 1A, Class D,
1,140	5.043%, 2/24/19(5)(8)	810,438
Babson Ltd., Series 2005-1A, Class C1,
1,500	4.663%, 4/15/19(5)(8)	1,006,557
Bryant Park CDO Ltd., Series 2005-1A, Class C,
1,500	4.763%, 1/15/19(5)(8)	1,035,656
Carlyle High Yield Partners, Series 2004-6A, Class C,
1,500	5.546%, 8/11/16(5)(8)	1,102,839
Centurion CDO 8 Ltd., Series 2005-8A, Class D,
1,000	8.49%, 3/8/17(8)	752,670
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D,
2,000	7.31%, 1/15/18(5)(8)	1,353,814
Total Asset Backed Securities (identified cost $15,221,020)		$12,591,045
Preferred Stocks — 0.0%
Shares	Security	Value
2,484	Environmental Systems Products Holdings, Series A(3)(6)(7)	$223,535
350	Hayes Lemmerz International(6)(7)	6,454
Total Preferred Stocks (identified cost $60,970)		$229,989
Closed-End Investment Companies — 0.0%
Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$59,680
Total Closed-End Investment Companies (identified cost $72,148)		$59,680

Short-Term Investments — 0.6%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 2.49%(9)	23,027	$23,027,472
Total Short-Term Investments (identified cost $23,027,472)		$23,027,472
Total Investments — 102.5% (identified cost $4,810,125,327)		$4,384,106,239
Less Unfunded Loan Commitments — (2.3)%	$(97,615,914)
Net Investments — 100.2% (identified cost $4,712,509,413)		$4,286,490,325
Other Assets, Less Liabilities — (0.2)%		$(9,362,221)
Net Assets — 100.0%		$4,277,128,104

DIP - Debtor in Possession

REIT - Real Estate Investment Trust

CHF - Swiss Franc

EUR - Euro

GBP - British Pound Sterling

*  In U.S. dollars unless otherwise indicated.

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded or partially unfunded loan commitments. See Note 1G for description.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  This Senior Loan will settle after April 30, 2008, at which time the interest rate will be determined.

See notes to financial statements

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of the securities is $14,279,625 or 0.3% of the Portfolio's net assets.

(6)  Non-income producing security.

(7)  Restricted security.

(8)  Variable rate mortgage security. The stated interest rate represents the rate in effect at April 30, 2008.

(9)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2008.

(10)  Defaulted security. Currently the issuer is in default with respect to interest payments.

See notes to financial statements

Floating Rate Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Unaffiliated investments, at value (identified cost, $4,689,481,941)	$4,263,462,853
Affiliated investment, at value (identified cost, $23,027,472)	23,027,472
Cash	9,093,437
Foreign currency, at value (identified cost, $363,602)	362,546
Receivable for investments sold	40,811,392
Dividends and interest receivable	34,906,533
Interest receivable from affiliated investment	80,347
Receivable for open forward foreign currency contracts	2,135,652
Receivable for open swap contracts	622,148
Other assets	729,617
Total assets	$4,375,231,997
Liabilities
Demand note payable	$85,000,000
Payable for investments purchased	10,521,253
Payable to affiliate for investment adviser fee	1,795,566
Payable to affiliate for Trustees' fees	2,384
Payable for open swap contracts	416,686
Accrued expenses	368,004
Total liabilities	$98,103,893
Net Assets applicable to investors' interest in Portfolio	$4,277,128,104
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$4,699,395,008
Net unrealized depreciation (computed on the basis of identified cost)	(422,266,904)
Total	$4,277,128,104

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest	$197,905,224
Dividends	5,566
Interest income allocated from affiliated investment	1,064,922
Expenses allocated from affiliated investment	(126,580)
Total investment income	$198,849,132
Expenses
Investment adviser fee	$13,125,415
Trustees' fees and expenses	15,288
Legal and accounting services	462,573
Custodian fee	284,372
Interest expense	5,850,461
Miscellaneous	109,289
Total expenses	$19,847,398
Deduct — Reduction of custodian fee	$34,831
Total expense reductions	$34,831
Net expenses	$19,812,567
Net investment income	$179,036,565
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(79,209,787)
Swap contracts	612,202
Foreign currency and forward foreign currency exchange contract transactions	(25,231,875)
Net realized loss	$(103,829,460)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(328,673,191)
Swap contracts	(964,233)
Foreign currency and forward foreign currency exchange contracts	7,745,997
Net change in unrealized appreciation (depreciation)	$(321,891,427)
Net realized and unrealized loss	$(425,720,887)
Net decrease in net assets from operations	$(246,684,322)

See notes to financial statements

Floating Rate Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$179,036,565	$532,790,844
Net realized loss from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(103,829,460)	(77,108,718)
Net change in unrealized appreciation (depreciation) of investments, swap contracts, and foreign currency and forward foreign currency exchange contracts	(321,891,427)	(134,160,493)
Net increase (decrease) in net assets from operations	$(246,684,322)	$321,521,633
Capital transactions — Contributions	$697,652,440	$3,205,618,648
Withdrawals	(3,025,439,557)	(4,106,033,877)
Net decrease in net assets from capital transactions	$(2,327,787,117)	$(900,415,229)
Net decrease in net assets	$(2,574,471,439)	$(578,893,596)
Net Assets
At beginning of period	$6,851,599,543	$7,430,493,139
At end of period	$4,277,128,104	$6,851,599,543

See notes to financial statements

Floating Rate Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.78%		0.58%	0.54%	0.54%	0.56%	0.61%
Net investment income	7.02%		6.94%	6.44%	4.68%	3.27%	4.05%
Portfolio Turnover	3%		61%	50%	57%	67%	64%
Total Return	(4.02	)%(2)	4.62%	6.36%	4.77%	3.93%	6.91%
Net assets, end of period (000's omitted)	$4,277,128		$6,851,600	$7,430,493	$6,506,058	$5,389,638	$2,217,874

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)  Not annualized.

See notes to financial statements

Floating Rate Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund, Eaton Vance Diversified Income Fund and Eaton Vance Low Duration Fund held an interest of 65.3%, 18.3%, 10.9%, 3.0% and 0.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Portfolio's investments are primarily in interests in senior floating-rate loans (Senior Loans) of domestic and foreign issuers. Interests in Senior Loans for which reliable market quotations are readily available are valued on the basis of prices furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other portfolios managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other portfolios managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Credit default swaps are valued by a broker-dealer (usually the counterparty to the agreement). Forward foreign currency exchange contracts are generally valued using prices supplied by a pricing vendor. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Floating Rate Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of

Floating Rate Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, as amended by a fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate 0.575% of the Portfolio's average daily net assets up $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, and at reduced rates as daily net assets exceed that level and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and Shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended April 30, 2008, the Portfolio's adviser fee totaled $13,242,547 of which $117,132 was allocated from Cash Management and $13,125,415 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.52% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six

Floating Rate Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $157,889,699 and $2,327,989,895, respectively, for the six months ended April 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,712,753,964
Gross unrealized appreciation	$16,117,342
Gross unrealized depreciation	(442,380,981)
Net unrealized depreciation	$(426,263,639)

5  Restricted Securities

At April 30, 2008, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost		Value
Common Stock
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$0
Preferred Stocks
Environmental Systems Products Holdings, Series A	10/25/07	2,484	43,470		223,535
Hayes Lemmerz International	6/23/03	350	17,500		6,454
Total Restricted Securities			$60,970		$229,989

(1)  Less than $0.50.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include forward foreign currency exchange contracts and credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Net Unrealized Appreciation
5/30/08	British Pound Sterling 74,487,329	United States Dollar 147,863,307	$613,942
5/30/08	Euro 254,967,230	United States Dollar 398,001,296	1,439,673
5/30/08	Swiss Franc 16,104,244	United States Dollar 15,549,590	82,037
			$2,135,652

Credit Default Swaps
Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000's omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman	Avago
Brothers, Inc.	Technologies,
	Inc.	Sell	$5,000	2.10%	12/20/10	$12,737
Lehman Brothers, Inc.	Crown Americas, Inc.	Sell	10,000	2.35	12/21/09	174,447
Lehman Brothers, Inc.	CSG Systems, Inc.	Sell	7,000	2.15	9/21/09	101,487
Lehman Brothers, Inc.	Inergy, L.P.	Sell	6,500	2.20	3/20/10	38,692
Lehman Brothers, Inc.	Inergy, L.P.	Sell	3,000	2.40	3/20/10	28,383
Lehman Brothers, Inc.	Owens-Illinois, Inc.	Sell	5,000	1.95	9/20/11	90,467

Floating Rate Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000's omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman	Pinnacle
Brothers, Inc.	Entertainment,
	Inc.	Sell	$3,000	2.00%	6/20/10	$(136,498)
Lehman Brothers, Inc.	Pinnacle Entertainment, Inc.	Sell	2,000	1.95	9/20/10	(110,636)
Lehman Brothers, Inc.	Rural Cellular Corp.	Sell	3,000	3.25	6/20/10	175,935
Lehman Brothers, Inc.	Syniverse Technologies, Inc.	Sell	3,000	1.85	3/21/11	(84,141)
Lehman Brothers, Inc.	Syniverse Technologies, Inc.	Sell	3,000	2.30	6/20/11	(58,058)
Lehman	The Hertz
Brothers, Inc.	Corp.	Sell	5,000	1.80	3/20/11	(27,353)
Total						$205,462

At April 30, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $1 billion ($1.5 billion prior to March 24, 2008) unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% (0.07% prior to March 24, 2008) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At April 30, 2008, the Portfolio had a balance outstanding pursuant to this line of credit of $85,000,000. Average borrowings and the average interest rate for the six months ended April 30, 2008 were $277,197,802 and 4.02%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9  Concentration of Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to a greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value.

10  Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

Floating Rate Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Floating Rate Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Floating-Rate Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the experience and abilities of such personnel in analyzing factors such as the special considerations relevant to investing in senior floating-rate loans. Specifically, the Board noted the experience of the Adviser's large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2007 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Floating-Rate Fund

OFFICERS AND TRUSTEES

Eaton Vance Floating-Rate Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

Eaton Vance Floating-Rate Fund

OFFICERS AND TRUSTEES CONT'D

Floating Rate Portfolio

Officers Scott H. Page President Craig P. Russ Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

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Investment Adviser of Floating Rate Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Floating-Rate Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
State Street Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Floating-Rate Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1044-6/08  FRSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio

By:	/s/Scott H. Page
Scott H. Page
President

Date:	June 10, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 10, 2008

By:	/s/Scott H. Page
Scott H. Page
President

Date:	June 10, 2008